CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Bao Li Gaming [Member]	Dec. 31, 2011 Bao Li Gaming [Member]	Dec. 31, 2012 Kings Gaming [Member]	Dec. 31, 2011 Kings Gaming [Member]
ASSETS
Cash and Cash Equivalents	$ 20,644,296	$ 16,718,565
Accounts Receivable, Net	2,480,961	1,240,142
Markers Receivable	241,706,663	240,131,089
Prepaid Expenses and Other Assets	303,570	292,559
Total Current Assets	265,135,490	258,382,355
Intangible Assets (net of accumulated amortization of $12,553,037 and $5,902,419 at December 31, 2012 and 2011, respectively)	94,451,063	54,983,937
Goodwill	17,037,761	14,992,009
Property and Equipment (net of accumulated depreciation of $14,366 and $1,101 at December 31, 2012 and 2011, respectively)	13,698	26,855
Deferred Offering Costs	807,401	0
Other Assets	21,592	22,158
TOTAL ASSETS	377,467,005	328,407,314
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	34,799,982	46,270,563
Accrued Expenses	14,091,723	16,157,439
Payable-King's Gaming Acquisition-Contingent Purchase Price Obligation	9,000,000	12,057,600	32,294,981		18,000,000	44,550,585
Loan Payable, Shareholders, current	2,214,078	2,641,619
Total Current Liabilities	60,105,783	77,127,221
Loan Payable, Shareholders	60,000,000	60,000,000
Contingent Purchase Price Obligation			32,294,981	0	9,000,000	32,492,985
Total Liabilities	161,400,764	169,620,206
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued 41,177,217 at December 31, 2012 and 38,804,064 at December 31, 2011	4,118	3,881
Additional Paid-in Capital	69,670,922	52,581,098
Retained Earnings	145,828,260	106,308,297
Accumulated Comprehensive Income (Loss)	562,941	(106,168)
Total Shareholders' Equity	216,066,241	158,787,108
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 377,467,005	$ 328,407,314